Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

Collection Period Start	1-Mar-20	Distribution Date	15-Apr-20
Collection Period End	31-Mar-20	30/360 Days	30
Beg. of Interest Period	16-Mar-20	Actual/360 Days	30
End of Interest Period	15-Apr-20

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,036,234.59	270,357,345.18	215,864,371.11	0.1433328
Total Securities		1,506,036,234.59	270,357,345.18	229,406,049.92	0.1523244
Class A-1 Notes	1.320000%	158,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.830000%	372,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.914630%	248,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	2.050000%	370,000,000.00	(0.00)	(0.00)	(0.0000000)
Class A-4 Notes	2.170000%	102,000,000.00	14,321,110.59	0.00	0.0000000
Certificates	0.000000%	256,036,234.59	256,036,234.59	229,406,049.92	0.8959906

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	(0.00)	0.00	(0.0000000)	0.0000000
Class A-4 Notes	14,321,110.59	25,897.34	140.4030450	0.2538955
Certificates	40,171,863.48	0.00	156.8991340	0.0000000
Total Securities	54,492,974.07	25,897.34

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					3,189,352.63
Monthly Interest					1,649,439.91

Total Monthly Payments					4,838,792.54
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					218,982.95
Aggregate Sales Proceeds Advance					30,742,835.01

Total Advances					30,961,817.96
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					35,106,045.27
Excess Wear and Tear and Excess Mileage					567,970.94
Remaining Payoffs					0.00
Net Insurance Proceeds					262,825.93
Residual Value Surplus					1,263,389.57

Total Collections					73,000,842.21

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		12,425,437.00			724
Involuntary Repossession		85,301.00			8
Voluntary Repossession		11,623.00			1
Full Termination		10,937,219.00			650
Bankruptcty		36,395.00			2
Insurance Payoff			256,450.73		17
Customer Payoff				436,776.11	27
Grounding Dealer Payoff				9,909,243.45	572
Dealer Purchase				1,114,972.53	57

Total		23,495,975.00	256,450.73	11,460,992.09	2,058

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	16,307	322,604,662.36	7.00000%	270,357,345.18
Total Depreciation Received		(4,443,255.94)		(3,300,506.18)
Principal Amount of Gross Losses	(37)	(577,814.77)		(491,557.76)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,104)	(21,356,230.56)		(18,025,814.27)
Scheduled Terminations	(2,040)	(38,419,504.45)		(32,675,095.86)

Pool Balance - End of Period	13,126	257,807,856.64		215,864,371.11
Remaining Pool Balance
Lease Payment				10,874,919.64
Residual Value				204,989,451.47

Total				215,864,371.11

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	73,000,842.21
Reserve Amounts Available for Distribution	22,590,543.52

Total Available for Distribution	95,591,385.73
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	880,534.23
3. Reimbursement of Sales Proceeds Advance	53,508,361.11
4. Servicing Fee:
Servicing Fee Due	225,297.79
Servicing Fee Paid	225,297.79
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	54,614,193.13
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	25,897.34
Class A-4 Notes Monthly Interest Paid	25,897.34
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	25,897.34
Total Note and Certificate Monthly Interest Paid	25,897.34
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	40,951,295.26
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	14,321,110.59
Total Class A Noteholders’ Principal Carryover Shortfall	13,541,678.81
Total Class A Noteholders’ Principal Distributable Amount	14,321,110.59
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	26,630,184.67
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	40,171,863.48
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	0.00

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,530,181.17
Required Reserve Account Amount			22,590,543.52
Beginning Reserve Account Balance			22,590,543.52
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			22,590,543.52
Reserve Fund Draw Amount			22,590,543.52
Deposit of Remaining Available Collections			0.00
Gross Reserve Account Balance			(0.00)
Remaining Available Collections Released to Seller			0.00
Total Ending Reserve Account Balance			(0.00)

V. POOL STATISTICS

Weighted Average Remaining Maturity			2.28
Monthly Prepayment Speed			66%
Lifetime Prepayment Speed			57%

		$	units
Recoveries of Defaulted and Casualty Receivables		548,811.40
Securitization Value of Defaulted Receivables and Casualty Receivables		491,557.76	37
Aggregate Defaulted and Casualty Gain (Loss)		57,253.64
Pool Balance at Beginning of Collection Period		270,357,345.18
Net Loss Ratio
Current Collection Period		0.0212%
Preceding Collection Period		0.0182%
Second Preceding Collection Period		0.0546%
Third Preceding Collection Period		-0.0285%
Cumulative Net Losses for all Periods		0.0680%	1,024,665.06

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.70%	1,892,096.88	123
61-90 Days Delinquent	0.23%	612,525.88	43
91-120 Days Delinquent	0.13%	342,252.11	22
More than 120 Days	0.01%	22,051.20	1

Total Delinquent Receivables:	1.05%	2,868,926.07	189

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.36%	0.40%
Preceding Collection Period		0.39%	0.44%
Second Preceding Collection Period		0.45%	0.54%
Third Preceding Collection Period		0.38%	0.46%
60 Day Delinquent Receivables		976,829.19
Delinquency Percentage		0.36%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		23,362,656.00	1,374
Securitization Value		23,135,737.42	1,374

Aggregate Residual Value Surplus (Loss)		226,918.58

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		617,931,217.24	40,980
Cumulative Securitization Value		616,413,463.30	40,980

Cumulative Residual Value Surplus (Loss)		1,517,753.94

Book Amount of Extensions		3,849,218.32
Number of Extensions		186

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			22,765,526.10
Reimbursement of Outstanding Advance			53,508,361.11
Additional Advances for current period			30,742,835.01

Ending Balance of Residual Advance			0.00

Beginning Balance of Payment Advance			661,551.28
Reimbursement of Outstanding Payment Advance			880,534.23
Additional Payment Advances for current period			218,982.95

Ending Balance of Payment Advance			0.00

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO